UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549

				      FORM 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter: Ended March 31, 2008

Check here if Amendment [  ]; Amendment Number: 01
This Amendment (Check only one.): [   ] is a restatement.
				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Grant Investment Management
Address:	107 Briarwood Lane
		Oak Brook, IL 60523

13F File Number:028-03843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Edmund  Grant
Title:		Proprietor
Phone:		630-986-1948
Signature, Place, and Date of Signing:
	Edmund Grant
Oak Brook, Illinois		May 22, 2008

Report Type (Check only one)
[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None


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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	0
Form 13F Information Table Value Total:	0

List of Other Included Managers:  None


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					FORM 13F INFORMATION
TABLE

    Name of Issuer    Title of  Cusip   Fair MarkeShares Investment DiscretioManagersVoting Authority
                       Class   Number   Value     PrincipSole   Shared Shared        Sole SharedNone
                                                  Amount               Other

Abbott Laboratories   Common  002824100    670073   12150  12150      0None  None        0None   12150
Air Products & ChemicaCommon  009158106   1396100   15175  15175      0None  None        0None   15175
Amgen Inc.            Common  031162100    438690   10500  10500      0None  None        0None   10500
Apple, Inc.           Common  037833100   1074098    7485   7485      0None  None        0None    7485
Automatic Data ProcessCommon  053015103    434921   10260  10260      0None  None        0None   10260
BP Amoco p.l.c.       ADS     055622104   7632014  125837 125837      0None  None     1174None  124663
Berkshire Hathaway IncClass B 084670207  21384935    4781   4781      0None  None       70None    4711
Bright Horizon Family Common  109195107    581040   13500  13500      0None  None        0None   13500
Bucyrus International Class A 118759109    355425    3500   3500      0None  None        0None    3500
CME Group, Inc.       Class A 15272Q105   2252618    4802   4802      0None  None        0None    4802
Cheniere Energy, Inc. Common  16411R208    257400   13000  13000      0None  None        0None   13000
Cintas Corp.          Common  172908105    294818   10330  10330      0None  None        0None   10330
Cisco Systems Inc.    Common  17275R102   5685601  236015 236015      0None  None        0None  236015
Coca Cola Co.         Common  191216100   3182405   52282  52282      0None  None        0None   52282
Colgate-Palmolive Co. Common  194162103   5391372   69200  69200      0None  None        0None   69200
Dell Inc.             Common  24702R101   4685443  235213 235213      0None  None     5000None  230213
Disney, (Walt) Co.    Common  254687106   7180623  228828 228828      0None  None     2400None  226428
eBay Inc.             Common  278642103    647528   21700  21700      0None  None     1500None   20200
Exxon Corp.           Common  30231G102  22120630  261535 261535      0None  None     2800None  258735
General Electric Co.  Common  369604103  17912285  483985 483985      0None  None        0None  483985
Gilead Sciences Inc.  Common  375558103  16600390  322150 322150      0None  None     1500None  320650
Grainger,  W.W. Inc.  Common  384802104   1008348   13200  13200      0None  None        0None   13200
Hewlett Packard Co.   Common  428236103   5116386  112054 112054      0None  None     4000None  108054
Hologic Inc.          Common  436440101   3534770   63575  63575      0None  None     2000None   61575
Illinois Tool works   Common  452308109    911547   18900  18900      0None  None        0None   18900
Intel Corp.           Common  458140100  13699838  646829 646829      0None  None     8000None  638829
International BusinessCommon  459200101   4893450   42500  42500      0None  None     2000None   40500
JP Morgan Chase & Co. Common  46625H100   1177732   27421  27421      0None  None        0None   27421
Johnson & Johnson     Common  478160104  28312382  436448 436448      0None  None     3400None  433048
Johnson Controls Inc. Common  478366107   1999270   59150  59150      0None  None        0None   59150
Kohl's Corp.          Common  500255104   4251471   99125  99125      0None  None     2000None   97125
Lincare Holdings Inc. Common  532791100    359808   12800  12800      0None  None     3000None    9800
Lowes Companies, Inc. Common  548661107   9788177  426686 426686      0None  None     6000None  420686
MSC Industrial Direct Class A 553530106   1280175   30300  30300      0None  None        0None   30300
Master Card           Class A 57636Q104    445980    2000   2000      0None  None        0None    2000
Medco Health SolutionsCommon  58405U102   1782078   40696  40696      0None  None        0None   40696
Merck & Co. Inc.      Common  589331107  11589095  305378 305378      0None  None     3000None  302378
Microsoft Corp.       Common  594918104  15029651  529586 529586      0None  None     3000None  526586
Herman Miller Inc.    Common  600544100   2008082   81729  81729      0None  None     3500None   78229
Molex Inc.            Common  608554101   3518259  151911 151911      0None  None     1757None  150154
Molex Inc. Class A    Class A 608554200   5065028  231703 231703      0None  None     4882None  226821
Morningstar, Inc      Common  617700109    398775    6500   6500      0None  None        0None    6500
Motorola, Inc         Common  620076109   2429718  261260 261260      0None  None     6400None  254860
Northern Trust Corp.  Common  665859104  14463274  217591 217591      0None  None     3000None  214591
Old Second Bancorp, InCommon  680277100   4504257  169588 169588      0None  None        0None  169588
Pepsico, Inc          Common  713448108  17222155  238534 238534      0None  None     2500None  236034
Qualcomm, Inc.        Common  747525103  18986854  463094 463094      0None  None     6000None  457094
Rockwell Automation InCommon  773903109    516780    9000   9000      0None  None        0None    9000
Schering- Plough, Inc.Common  806605101   4904703  340368 340368      0None  None     3000None  337368
Schlumberger, Ltd.    Common  806857108   9154140  105220 105220      0None  None        0None  105220
State Street Corp.    Common  857477103  24988569  316311 316311      0None  None     3200None  313111
Sysco Corp.           Common  871829107   9381150  323265 323265      0None  None     5000None  318265
Tellabs Inc           Common  879664100    296480   54400  54400      0None  None     3500None   50900
Wal-Mart Stores Inc.  Common  931142103    362913    6889   6889      0None  None        0None    6889
Walgreen Co.          Common  931422109  16155950  424152 424152      0None  None     5300None  418852
Wolverine Worldwide   Common  978097103   1975581   68100  68100      0None  None        0None   68100
Wyeth                 Common  983024100   1259064   30150  30150      0None  None        0None   30150

COLUMN TOTALS                           362950296


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